VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 2.3%
59,300	(1)	Central European Media Enterprises Ltd.	$266,554	0.0
144,469		Cinemark Holdings, Inc.	5,582,282	0.8
107,747		EW Scripps Co.	1,430,880	0.2
100,100	(1)	Fluent, Inc.	273,773	0.0
54,100	(1)	Gray Television, Inc.	882,912	0.1
139,100	(1)	Liberty Latin America Ltd. - Class A	2,374,437	0.3
34,500		Meredith Corp.	1,264,770	0.2
16,700		Nexstar Media Group, Inc.	1,708,577	0.2
43,800	(1)	Ooma, Inc.	455,520	0.1
64,200		Sinclair Broadcast Group, Inc.	2,743,908	0.4
			16,983,613	2.3

		Consumer Discretionary: 9.0%
111,602		Acushnet Holdings Corp.	2,946,293	0.4
11,300	(1)	American Public Education, Inc.	252,442	0.0
144,500	(1)	Barnes & Noble Education, Inc.	450,840	0.1
7,400		Bassett Furniture Industries, Inc.	113,220	0.0
19,700		Bloomin Brands, Inc.	372,921	0.1
12,200		Boyd Gaming Corp.	292,190	0.0
107,870		Brunswick Corp.	5,622,184	0.8
33,732		Carter's, Inc.	3,076,696	0.4
36,300		Core-Mark Holding Co., Inc.	1,165,774	0.2
106,400		Dana, Inc.	1,536,416	0.2
29,050	(1)	Deckers Outdoor Corp.	4,280,808	0.6
114,400	(1)	Groupon, Inc.	304,304	0.0
38,542	(1),(2)	GrubHub, Inc.	2,166,446	0.3
4,900		Hamilton Beach Brands Holding Co.	79,233	0.0
2,500	(1)	Helen of Troy Ltd.	394,150	0.1
59,000	(1)	Hibbett Sports, Inc.	1,351,100	0.2
11,400		Hooker Furniture Corp.	244,416	0.0
68,700	(1)	K12, Inc.	1,813,680	0.3
40,500		KB Home	1,377,000	0.2
10,500		Kontoor Brands, Inc.	368,550	0.1
54,705		LCI Industries	5,024,654	0.7
18,600		Lifetime Brands, Inc.	164,610	0.0
4,500		Lithia Motors, Inc.	595,710	0.1
6,359	(1)	Malibu Boats, Inc.	195,094	0.0
10,300		Marriott Vacations Worldwide Corp.	1,067,183	0.1
38,800		MDC Holdings, Inc.	1,672,280	0.2
56,000	(1)	Meritage Homes Corp.	3,939,600	0.5
7,600	(1)	Modine Manufacturing Co.	86,412	0.0
31,968	(1)	Monarch Casino & Resort, Inc.	1,332,746	0.2
1,235,364		Office Depot, Inc.	2,168,064	0.3
16,692	(1)	Penn National Gaming, Inc.	310,888	0.0
49,471		Pool Corp.	9,978,301	1.3
2,400	(1)	Red Robin Gourmet Burgers, Inc.	79,824	0.0
145,100		Rent-A-Center, Inc.	3,742,129	0.5
65,265	(1)	ServiceMaster Global Holdings, Inc.	3,648,314	0.5
6,000	(2)	Signet Jewelers Ltd.	100,560	0.0
5,000		Strategic Education, Inc.	679,400	0.1
125,600	(1)	Taylor Morrison Home Corp.	3,258,064	0.4
26,600	(1)	Zumiez, Inc.	842,555	0.1
			67,095,051	9.0

		Consumer Staples: 3.5%
151,955	(1)	BJ's Wholesale Club Holdings, Inc.	3,931,076	0.5
60,000	(1)	Central Garden & Pet Co. - Class A	1,663,500	0.2
190,947		Cott Corp.	2,381,109	0.3
16,700	(1)	Grocery Outlet Holding Corp.	579,156	0.1
256,720	(1)	Performance Food Group Co.	11,811,687	1.6
39,700	(1)	Pilgrim's Pride Corp.	1,272,186	0.2
17,900		Sanderson Farms, Inc.	2,708,807	0.4
29,100	(1)	Simply Good Foods Co/The	843,609	0.1
11,520		SpartanNash Co.	136,282	0.0
3,600	(1)	TreeHouse Foods, Inc.	199,620	0.0
12,900	(1)	US Foods Holding Corp.	530,190	0.1
			26,057,222	3.5

		Energy: 2.3%
181,800	(1)	Abraxas Petroleum Corp.	92,263	0.0
44,300		Amplify Energy Corp.	273,331	0.0
11,400	(2)	Arch Coal, Inc.	845,880	0.1
30,046		Cimarex Energy Co.	1,440,405	0.2
2,300	(1)	CONSOL Energy, Inc.	35,949	0.0
53,146		Core Laboratories NV	2,477,667	0.3
29,100		CVR Energy, Inc.	1,281,273	0.2
73,000		Delek US Holdings, Inc.	2,649,900	0.4
402,900	(1)	Denbury Resources, Inc.	479,451	0.1
133,600	(1)	FTS International, Inc.	299,264	0.1
109,800	(1)	Gulfport Energy Corp.	297,558	0.0
6,400		Hallador Energy Co.	23,168	0.0
36,400	(1)	Matrix Service Co.	623,896	0.1
28,600	(1)	Nine Energy Service, Inc.	176,462	0.0
307,033		Patterson-UTI Energy, Inc.	2,625,132	0.4
5,600		Peabody Energy Corp.	82,432	0.0
29,400	(1)	ProPetro Holding Corp.	267,246	0.0
49,700	(1),(2)	Renewable Energy Group, Inc.	745,749	0.1
700	(1)	REX American Resources Corp.	53,431	0.0
163,200	(1)	Select Energy Services, Inc.	1,413,312	0.2
178,800	(1)	W&T Offshore, Inc.	781,356	0.1
			16,965,125	2.3

		Financials: 17.9%
16,082		Ameris Bancorp.	647,140	0.1
28,000		Apollo Commercial Real Estate Finance, Inc.	536,760	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
22,300	(1)	Assetmark Financial Holdings, Inc.	$580,915	0.1
67,800	(1)	Bancorp, Inc.	671,220	0.1
55,500		Bank of NT Butterfield & Son Ltd.	1,645,020	0.2
113,355		BankUnited, Inc.	3,810,995	0.5
27,850		BGC Partners, Inc.	153,175	0.0
77,600	(1)	Blucora, Inc.	1,679,264	0.2
94,500		Brightsphere Investment Group, Inc.	936,495	0.1
158,883		Cadence BanCorp	2,786,808	0.4
11,400		Cathay General Bancorp.	395,979	0.1
4,400		Central Valley Community Bancorp	89,540	0.0
88,780	(2)	Commerce Bancshares, Inc.	5,384,507	0.7
2,047		Community Trust Bancorp, Inc.	87,161	0.0
34,200		ConnectOne Bancorp, Inc.	759,240	0.1
41,824	(2)	Cullen/Frost Bankers, Inc.	3,703,515	0.5
60,800	(1)	Customers Bancorp, Inc.	1,260,992	0.2
68,074		Eaton Vance Corp.	3,058,565	0.4
16,600	(1)	Enova International, Inc.	344,450	0.0
2,300		Enterprise Financial Services Corp.	93,725	0.0
87,200		Essent Group Ltd.	4,156,824	0.6
13,965		Factset Research Systems, Inc.	3,393,076	0.5
70,500		Federated Investors, Inc.	2,284,905	0.3
15,400		FedNat Holding Co.	215,446	0.0
25,900		Financial Institutions, Inc.	781,662	0.1
349,100		First BanCorp. Puerto Rico	3,484,018	0.5
6,500		First Bank/Hamilton NJ	70,395	0.0
6,700		First Business Financial Services, Inc.	161,336	0.0
1,700		First Choice Bancorp	36,244	0.0
4,700		First Community Bancshares, Inc.	152,139	0.0
151,179		First Financial Bancorp.	3,700,106	0.5
188,691		First Hawaiian, Inc.	5,038,050	0.7
472,321		First Horizon National Corp.	7,651,600	1.0
6,300		Flagstar Bancorp, Inc.	235,305	0.0
111,803	(1)	Focus Financial Partners, Inc.	2,660,911	0.4
2,300		FS Bancorp, Inc.	120,750	0.0
54,200		Hancock Whitney Corp.	2,075,589	0.3
47,750		Hanmi Financial Corp.	896,745	0.1
5,000		Heritage Insurance Holdings, Inc.	74,750	0.0
13,300	(1)	HomeStreet, Inc.	363,356	0.0
11,500		Houlihan Lokey, Inc.	518,650	0.1
84,737		Iberiabank Corp.	6,401,033	0.9
323,500		Investors Bancorp, Inc.	3,674,960	0.5
48,672		Kinsale Capital Group, Inc.	5,028,304	0.7
18,300		Ladder Capital Corp.	316,041	0.0
102,379		Lazard Ltd.	3,583,265	0.5
17,700		Luther Burbank Corp.	200,541	0.0
218,800		MGIC Investment Corp.	2,752,504	0.4
93,094		Moelis & Co.	3,058,138	0.4
24,147		Morningstar, Inc.	3,528,843	0.5
8,300		National General Holdings Corp.	191,066	0.0
5,700		Northeast Bank	126,369	0.0
16,700		OceanFirst Financial Corp.	394,120	0.1
6,800	(1)	Pacific Mercantile Bancorp	51,068	0.0
14,382		Pacific Premier Bancorp, Inc.	448,575	0.1
34,625		PacWest Bancorp	1,258,272	0.2
58,700	(1)	PennyMac Financial Services, Inc.	1,783,306	0.2
151,400		PennyMac Mortgage Investment Trust	3,365,622	0.4
16,200		Popular, Inc.	876,096	0.1
87,100		Radian Group, Inc.	1,989,364	0.3
61,100		Redwood Trust, Inc.	1,002,651	0.1
52,751		RLI Corp.	4,901,095	0.7
5,300		Selective Insurance Group	398,507	0.1
8,700		Shore Bancshares, Inc.	134,067	0.0
4,100		Sierra Bancorp.	108,896	0.0
19,100		Signature Bank	2,277,102	0.3
36,100		Sterling Bancorp	724,166	0.1
49,450		TCF Financial Corp.	1,882,562	0.3
16,142	(1)	Third Point Reinsurance Ltd.	161,259	0.0
5,300		Trico Bancshares	192,390	0.0
111,800		Umpqua Holdings Corp.	1,840,228	0.2
25,200		United Community Banks, Inc./GA	714,420	0.1
47,400		Walker & Dunlop, Inc.	2,651,082	0.4
96,580		Western Alliance Bancorp.	4,450,406	0.6
91,431		Wintrust Financial Corp.	5,909,186	0.8
			133,072,827	17.9

		Health Care: 13.4%
6,200	(1),(2)	10X Genomics, Inc.	312,480	0.0
34,700	(1)	Aclaris Therapeutics, Inc.	37,476	0.0
13,400	(1)	Acorda Therapeutics, Inc.	38,458	0.0
14,400	(1)	Adaptive Biotechnologies Corp.	444,960	0.1
9,700	(1)	Addus HomeCare Corp.	769,016	0.1
259,800	(1)	Aduro Biotech, Inc.	275,388	0.0
48,500	(1),(2)	Akebia Therapeutics, Inc.	190,120	0.0
46,700	(1),(2)	Alector, Inc.	673,414	0.1
10,000	(1),(2)	AMAG Pharmaceuticals, Inc.	115,500	0.0
4,800	(1)	Amedisys, Inc.	628,848	0.1
18,700	(1)	American Renal Associates Holdings, Inc.	118,184	0.0
81,500	(1)	Amicus Therapeutics, Inc.	653,630	0.1
8,800	(1)	AnaptysBio, Inc.	307,912	0.0
52,600	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,482,268	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
900	(1)	Arvinas, Inc.	$19,395	0.0
37,100	(1)	Assembly Biosciences, Inc.	364,693	0.1
7,200	(1)	Atara Biotherapeutics, Inc.	101,664	0.0
20,800	(1)	Audentes Therapeutics, Inc.	584,272	0.1
5,500	(1),(2)	Bluebird Bio, Inc.	505,010	0.1
17,400	(1)	Blueprint Medicines Corp.	1,278,378	0.2
20,300	(1)	Bridgebio Pharma, Inc.	435,841	0.1
23,800	(1),(2)	Cara Therapeutics, Inc.	435,064	0.1
132,330	(1)	Catalent, Inc.	6,306,848	0.8
171,000	(1)	Catalyst Pharmaceuticals, Inc.	908,010	0.1
52,500	(1)	Coherus Biosciences, Inc.	1,063,650	0.1
26,700	(1)	Concert Pharmaceuticals, Inc.	156,996	0.0
4,600		Conmed Corp.	442,290	0.1
123,000	(1)	Cross Country Healthcare, Inc.	1,266,900	0.2
81,600	(1),(2)	Dermira, Inc.	521,424	0.1
80,600	(1)	Dicerna Pharmaceuticals, Inc.	1,157,416	0.2
102,988		Encompass Health Corp.	6,517,081	0.9
74,400		Ensign Group, Inc.	3,528,792	0.5
40,200	(1)	Envista Holdings Corp.	1,120,776	0.2
12,200	(1)	Esperion Therapeutics, Inc.	447,252	0.1
17,400	(1)	FibroGen, Inc.	643,452	0.1
7,800	(1)	Globus Medical, Inc.	398,736	0.1
11,800	(1),(2)	Gritstone Oncology, Inc.	101,893	0.0
4,400	(1)	Guardant Health, Inc.	280,852	0.0
29,700	(1)	Haemonetics Corp.	3,746,358	0.5
42,111	(1)	HealthEquity, Inc.	2,406,433	0.3
35,600	(1),(2)	Heron Therapeutics, Inc.	658,600	0.1
31,600	(1)	Homology Medicines, Inc.	571,960	0.1
59,300	(1)	Horizon Therapeutics Plc	1,614,739	0.2
20,417	(1)	ICU Medical, Inc.	3,258,553	0.4
67,300	(1)	Immunomedics, Inc.	892,398	0.1
37,000	(1)	Insmed, Inc.	652,680	0.1
37,800	(1)	Integer Holdings Corp.	2,856,168	0.4
33,400	(1)	Jounce Therapeutics, Inc.	111,222	0.0
4,700	(1)	Kura Oncology, Inc.	71,299	0.0
90,200	(1)	Lannett Co., Inc.	1,010,240	0.1
4,500	(1)	LHC Group, Inc.	511,020	0.1
14,800	(1),(2)	Livongo Health, Inc.	258,112	0.0
28,300	(1)	Magellan Health, Inc.	1,757,430	0.2
4,500	(1)	Masimo Corp.	669,555	0.1
41,400	(1),(2)	Medicines Co.	2,070,000	0.3
27,922	(1)	Medidata Solutions, Inc.	2,554,863	0.3
28,300	(1)	MeiraGTx Holdings plc	451,385	0.1
78,600	(1)	Menlo Therapeutics, Inc.	352,128	0.0
58,633	(1)	Molina Healthcare, Inc.	6,433,213	0.9
70,200	(1)	Myriad Genetics, Inc.	2,009,826	0.3
20,300	(1)	NuVasive, Inc.	1,286,614	0.2
63,000	(1)	OraSure Technologies, Inc.	470,610	0.1
275,350		Owens & Minor, Inc.	1,599,783	0.2
16,900	(1)	Personalis, Inc.	248,008	0.0
14,200		Phibro Animal Health Corp.	302,886	0.0
89,632	(1)	Premier, Inc.	2,592,157	0.3
67,116	(1)	Prestige Consumer Healthcare, Inc.	2,328,254	0.3
1,300	(1)	Principia Biopharma, Inc.	36,712	0.0
44,000	(1)	Ra Pharmaceuticals, Inc.	1,040,600	0.1
4,100	(1),(2)	Radius Health, Inc.	105,575	0.0
42,900	(1)	RadNet, Inc.	616,044	0.1
7,000	(1)	Revance Therapeutics, Inc.	91,000	0.0
20,900	(1)	Rhythm Pharmaceuticals, Inc.	451,231	0.1
4,000	(1)	Sage Therapeutics, Inc.	561,160	0.1
7,900	(1)	Sarepta Therapeutics, Inc.	595,028	0.1
8,500	(1)	Select Medical Holdings Corp.	140,845	0.0
9,700	(1)	Sutro Biopharma, Inc.	88,173	0.0
62,183	(1)	Syneos Health, Inc.	3,308,757	0.4
74,700	(1)	Syros Pharmaceuticals, Inc.	775,386	0.1
13,400	(1)	Tandem Diabetes Care, Inc.	790,332	0.1
19,700	(1),(2)	TCR2 Therapeutics, Inc.	296,091	0.0
136,000	(1)	Tenet Healthcare Corp.	3,008,320	0.4
138,700	(1),(2)	TherapeuticsMD, Inc.	503,481	0.1
13,992	(1)	Triple-S Management Corp.	187,493	0.0
5,800	(1)	Twist Bioscience Corp.	138,504	0.0
31,700	(1),(2)	WaVe Life Sciences Ltd.	650,801	0.1
49,044		West Pharmaceutical Services, Inc.	6,955,420	0.9
15,700	(1)	Xencor, Inc.	529,561	0.1
2,900	(1)	Y-mAbs Therapeutics, Inc.	75,574	0.0
68,800	(1),(2)	Zynerba Pharmaceuticals, Inc.	520,128	0.1
			99,847,049	13.4

		Industrials: 20.1%
86,400		ABM Industries, Inc.	3,138,048	0.4
17,800	(1)	Acacia Research Corp.	47,704	0.0
224,200		ACCO Brands Corp.	2,212,854	0.3
95,584	(1)	Advanced Disposal Services, Inc.	3,113,171	0.4
67,600		Aircastle Ltd.	1,516,268	0.2
125,553		Altra Industrial Motion Corp.	3,477,190	0.5
82,828		Applied Industrial Technologies, Inc.	4,704,630	0.6
55,600		ArcBest Corp.	1,693,020	0.2
118,900	(1)	Atkore International Group, Inc.	3,608,615	0.5
10,800	(1)	Avis Budget Group, Inc.	305,208	0.0
36,000		Barrett Business Services, Inc.	3,197,520	0.4
75,700	(1)	BMC Stock Holdings, Inc.	1,981,826	0.3
94,212		Brady Corp.	4,997,947	0.7

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
87,072	(1),(2)	BrightView Holdings, Inc.	$1,493,285	0.2
155,700	(1)	Builders FirstSource, Inc.	3,203,527	0.4
41,800	(1)	CBIZ, Inc.	982,300	0.1
27,300		Columbus McKinnon Corp.	994,539	0.1
19,200		Comfort Systems USA, Inc.	849,216	0.1
6,200	(1)	Covenant Transportation Group, Inc.	101,928	0.0
6,800		CRA International, Inc.	285,396	0.0
2,500		CSW Industrials, Inc.	172,575	0.0
65,622		Douglas Dynamics, Inc.	2,924,773	0.4
49,800		EMCOR Group, Inc.	4,288,776	0.6
11,400		Encore Wire Corp.	641,592	0.1
84,361		Fortune Brands Home & Security, Inc.	4,614,547	0.6
253,085	(1),(2)	Gates Industrial Corp. PLC	2,548,566	0.3
59,202	(1)	Generac Holdings, Inc.	4,637,885	0.6
58,500	(1)	GMS, Inc.	1,680,120	0.2
6,800		Graham Corp.	135,048	0.0
159,200	(1)	Great Lakes Dredge & Dock Corp.	1,663,640	0.2
12,700		Heidrick & Struggles International, Inc.	346,710	0.1
17,749		Herman Miller, Inc.	818,051	0.1
37,400		Hillenbrand, Inc.	1,154,912	0.2
8,500		Hurco Cos, Inc.	273,445	0.0
97,547	(1)	IAA, Inc.	4,070,636	0.6
12,000	(1)	JELD-WEN Holding, Inc.	231,480	0.0
102,547	(2)	KAR Auction Services, Inc.	2,517,529	0.3
3,500		Kelly Services, Inc.	84,770	0.0
36,200		Kimball International, Inc.	698,660	0.1
115,406		Knight-Swift Transportation Holdings, Inc.	4,189,238	0.6
84,900		Knoll, Inc.	2,152,215	0.3
8,200		Korn Ferry	316,848	0.0
33,906		Landstar System, Inc.	3,817,137	0.5
64,630		Lincoln Electric Holdings, Inc.	5,607,299	0.8
13,800	(1)	Mastec, Inc.	896,034	0.1
158,000	(1)	Meritor, Inc.	2,923,000	0.4
4,700		Moog, Inc.	381,264	0.1
96,400	(1)	MRC Global, Inc.	1,169,332	0.2
50,635		MSA Safety, Inc.	5,524,785	0.7
5,400		Park-Ohio Holdings Corp.	161,244	0.0
24,900	(1)	Parsons Corp.	821,202	0.1
41,800		Quad/Graphics, Inc.	439,318	0.1
35,188	(1)	RBC Bearings, Inc.	5,838,041	0.8
5,000		Regal Beloit Corp.	364,250	0.1
81,600		RR Donnelley & Sons Co.	307,632	0.0
5,000		Rush Enterprises, Inc. - Class A	192,900	0.0
35,600		Skywest, Inc.	2,043,440	0.3
33,800		Steelcase, Inc.	621,920	0.1
53,900	(1)	Sterling Construction Co., Inc.	708,785	0.1
135,618		Toro Co.	9,940,799	1.3
13,800	(1)	Trimas Corp.	422,970	0.1
15,100	(1)	TriNet Group, Inc.	939,069	0.1
69,200	(1)	TrueBlue, Inc.	1,460,120	0.2
8,000		Unifirst Corp.	1,560,960	0.2
46,900		Universal Forest Products, Inc.	1,870,372	0.3
35,622		US Ecology, Inc.	2,277,671	0.3
68,100	(1)	Vectrus, Inc.	2,768,265	0.4
18,000	(1)	Veritiv Corp.	325,440	0.1
182,100		Wabash National Corp.	2,642,271	0.4
151,989	(1)	Welbilt, Inc.	2,562,535	0.4
273,362	(1)	Willscot Corp.	4,258,980	0.6
43,781		Woodward, Inc.	4,720,905	0.6
			149,634,148	20.1

		Information Technology: 11.4%
26,600	(1)	ACI Worldwide, Inc.	833,245	0.1
18,500	(1)	Advanced Energy Industries, Inc.	1,062,085	0.1
40,100	(1)	Alpha & Omega Co.	492,428	0.1
32,668	(1)	Aspen Technology, Inc.	4,020,777	0.5
23,700	(1)	Avaya Holdings Corp.	242,451	0.0
47,700		Benchmark Electronics, Inc.	1,386,162	0.2
42,922		Blackbaud, Inc.	3,877,573	0.5
8,300	(1)	Bottomline Technologies de, Inc.	326,605	0.0
33,900	(1)	Brightcove, Inc.	355,272	0.0
37,334		Cabot Microelectronics Corp.	5,271,934	0.7
96,000	(1)	Cambium Networks Corp.	931,200	0.1
32,900	(1)	Ciena Corp.	1,290,667	0.2
42,600	(1)	Cirrus Logic, Inc.	2,282,508	0.3
298,096	(1)	Cision Ltd.	2,292,358	0.3
8,200	(1)	Cloudflare, Inc.	152,274	0.0
74,970	(1)	CoreLogic, Inc.	3,468,862	0.5
94,605	(1)	Cornerstone OnDemand, Inc.	5,186,246	0.7
22,007	(1)	Envestnet, Inc.	1,247,797	0.2
64,500	(1)	Extreme Networks, Inc.	469,238	0.1
16,900	(1)	Fabrinet	883,870	0.1
34,564	(1)	Guidewire Software, Inc.	3,642,354	0.5
29,700	(1)	Ichor Holdings Ltd.	718,146	0.1
22,000	(1)	Insight Enterprises, Inc.	1,225,180	0.2
92,800		KBR, Inc.	2,277,312	0.3
68,500		Kemet Corp.	1,245,330	0.2
9,375	(1)	Kimball Electronics, Inc.	136,031	0.0
103,800	(1)	Limelight Networks, Inc.	314,514	0.0
1,700	(1)	Lumentum Holdings, Inc.	91,052	0.0
5,100		Mantech International Corp.	364,191	0.0
2,900		MAXIMUS, Inc.	224,054	0.0
14,642	(1),(2)	Medallia, Inc.	401,630	0.1
66,900		Methode Electronics, Inc.	2,250,516	0.3
3,800	(1)	MicroStrategy, Inc.	563,806	0.1
60,000		NIC, Inc.	1,239,000	0.2
123,141	(1),(2)	nLight, Inc.	1,928,388	0.3
122,500		Perspecta, Inc.	3,199,700	0.4
27,345		Power Integrations, Inc.	2,472,808	0.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
68,400		Progress Software Corp.	$2,603,304	0.3
58,380	(1),(2)	Q2 Holdings, Inc.	4,604,431	0.6
95,800	(1)	Rambus, Inc.	1,257,375	0.2
41,800	(1)	Rudolph Technologies, Inc.	1,101,848	0.1
88,426	(1)	SailPoint Technologies Holding, Inc.	1,652,682	0.2
88,300	(1)	Sanmina Corp.	2,835,313	0.4
24,200	(1)	SMART Global Holdings, Inc.	616,616	0.1
10,600	(1)	SPS Commerce, Inc.	498,942	0.1
23,400	(1)	SVMK, Inc.	400,140	0.1
29,500	(1)	Tech Data Corp.	3,075,080	0.4
16,035	(1)	Tyler Technologies, Inc.	4,209,188	0.6
39,700	(1)	Ultra Clean Holdings, Inc.	581,010	0.1
157,500	(1)	Unisys Corp.	1,170,225	0.2
18,100	(1)	Virtusa Corp.	651,962	0.1
48,000		Vishay Intertechnology, Inc.	812,640	0.1
13,400	(1)	Vishay Precision Group, Inc.	438,716	0.1
			84,877,036	11.4

		Materials: 5.6%
17,800	(1)	AdvanSix, Inc.	457,816	0.1
81,512		Aptargroup, Inc.	9,655,097	1.3
4,316	(1)	Berry Global Group, Inc.	169,489	0.0
52,800		Boise Cascade Co.	1,720,752	0.2
52,600		Commercial Metals Co.	914,188	0.1
56,967	(1)	Crown Holdings, Inc.	3,763,240	0.5
25,800		FutureFuel Corp.	308,052	0.1
138,521	(1)	GCP Applied Technologies, Inc.	2,666,529	0.4
11,800	(1)	Koppers Holdings, Inc.	344,678	0.1
27,300	(1)	Kraton Corp.	881,517	0.1
70,600		Louisiana-Pacific Corp.	1,735,348	0.2
17,200		Myers Industries, Inc.	303,580	0.0
20,100		PolyOne Corp.	656,265	0.1
222,147	(1)	PQ Group Holdings, Inc.	3,541,023	0.5
28,377		Quaker Chemical Corp.	4,487,539	0.6
19,700	(1)	Ramaco Resources, Inc.	73,580	0.0
7,500		Rayonier Advanced Materials, Inc.	32,475	0.0
19,700	(1)	Ryerson Holding Corp.	168,041	0.0
44,000		Schweitzer-Mauduit International, Inc.	1,647,360	0.2
16,800		Stepan Co.	1,630,608	0.2
44,500		Trinseo SA	1,911,275	0.3
24,678		Valhi, Inc.	46,888	0.0
132,225		Valvoline, Inc.	2,912,917	0.4
5,800	(1)	Verso Corp.	71,804	0.0
82,700		Warrior Met Coal, Inc.	1,614,304	0.2
			41,714,365	5.6

		Real Estate: 7.2%
7,100		American Assets Trust, Inc.	331,854	0.1
94,100		Americold Realty Trust	3,488,287	0.5
113,200		Armada Hoffler Properties, Inc.	2,047,788	0.3
14,600		Ashford Hospitality Trust, Inc.	48,326	0.0
38,300		Braemar Hotels & Resorts, Inc.	359,637	0.1
12,900		Chatham Lodging Trust	234,135	0.0
22,584		City Office REIT, Inc.	324,984	0.0
62,200		CoreCivic, Inc.	1,074,816	0.1
4,800		Coresite Realty Corp.	584,880	0.1
34,756		Cousins Properties, Inc.	1,306,478	0.2
134,779		CubeSmart	4,703,787	0.6
227,789	(1)	Cushman & Wakefield PLC	4,220,930	0.6
49,700		DiamondRock Hospitality Co.	509,425	0.1
50,072		EastGroup Properties, Inc.	6,260,001	0.8
61,375		First Industrial Realty Trust, Inc.	2,427,995	0.3
9,200		Front Yard Residential Corp.	106,352	0.0
112,350		Geo Group, Inc./The	1,948,149	0.3
16,800		Getty Realty Corp.	538,608	0.1
37,200		Gladstone Commercial Corp.	874,200	0.1
30,400		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	886,160	0.1
3,900		Highwoods Properties, Inc.	175,266	0.0
15,000		Hudson Pacific Properties, Inc.	501,900	0.1
3,200	(2)	Jernigan Capital, Inc.	61,600	0.0
2,453		Jones Lang LaSalle, Inc.	341,114	0.1
107,575		National Retail Properties, Inc.	6,067,230	0.8
149,900		New Senior Investment Group, Inc.	1,001,332	0.1
114,391		Outfront Media, Inc.	3,177,782	0.4
20,600		Rexford Industrial Realty, Inc.	906,812	0.1
226,370		RLJ Lodging Trust	3,846,026	0.5
400	(1)	Saul Centers, Inc.	21,894	0.0
40,500		Senior Housing Properties Trust	374,828	0.1
3,900		Sun Communities, Inc.	578,955	0.1
99,903		Sunstone Hotel Investors, Inc.	1,372,667	0.2
4,800		Terreno Realty Corp.	245,232	0.0
19,500		Urban Edge Properties	385,905	0.1
83,600		Xenia Hotels & Resorts, Inc.	1,765,632	0.2
			53,100,967	7.2

		Utilities: 3.4%
66,100	(1)	Atlantic Power Corp.	154,674	0.0
11,000		Black Hills Corp.	844,030	0.1
3,500		Consolidated Water Co., Ltd.	57,715	0.0
8,000		Idacorp, Inc.	901,360	0.1
5,000		MGE Energy, Inc.	399,350	0.1
33,700		New Jersey Resources Corp.	1,523,914	0.2
85,282		NorthWestern Corp.	6,400,414	0.9
6,600		ONE Gas, Inc.	634,326	0.1
28,000		PNM Resources, Inc.	1,458,240	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
152,999	Portland General Electric Co.	$8,624,554	1.2
18,000	Southwest Gas Holdings, Inc.	1,638,720	0.2
126,300	Spark Energy, Inc.	1,332,465	0.2
61,100	TerraForm Power, Inc.	1,113,547	0.1
13,544	Vistra Energy Corp.	362,031	0.0
		25,445,340	3.4

	Total Common Stock
	(Cost $620,824,317)	714,792,743	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Repurchase Agreements: 1.8%
3,158,373	(3) Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $3,158,578, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $3,221,753, due 09/01/24-08/01/49)	3,158,373	0.4
3,158,373	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $3,158,581, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,221,541, due 10/25/19-07/15/61)	3,158,373	0.4
3,158,373	(3) Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $3,158,585, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $3,221,540, due 10/02/19-11/20/48)	3,158,373	0.4
934,322	(3) National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $934,371, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $953,008, due 10/01/19-02/15/40)	$934,322	0.2
3,158,373	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $3,158,578, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,221,540, due 10/15/19-09/01/49)	3,158,373	0.4
		13,567,814	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
24,414,487	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $24,414,487)	24,414,487	3.3

	Total Short-Term Investments
	(Cost $37,982,301)	37,982,301	5.1

	Total Investments in Securities (Cost $658,806,618)	$752,775,044	101.2
	Liabilities in Excess of Other Assets	(8,991,196)	(1.2)
	Net Assets	$743,783,848	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$714,792,743	$–	$–	$714,792,743
Short-Term Investments	24,414,487	13,567,814	–	37,982,301
Total Investments, at fair value	$739,207,230	$13,567,814	$–	$752,775,044
Liabilities Table
Other Financial Instruments+
Futures	$(529,773)	$–	$–	$(529,773)
Total Liabilities	$(529,773)	$–	$–	$(529,773)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	169	12/20/19	$12,886,250	$(529,773)
			$12,886,250	$(529,773)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $661,965,512.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$146,743,859
Gross Unrealized Depreciation	(56,464,100)
Net Unrealized Appreciation	$90,279,759